Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	100,000	100,000	100,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	199,143,664	196,949,801	97,005,817
Common stock, shares outstanding	199,143,664	196,949,801	97,005,817
Previously Reported [Member]
Preferred stock, par value (in Dollars per share)		$ 0.001
Preferred stock, shares authorized		100,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in Dollars per share)		$ 0.001
Common stock, shares authorized		500,000,000
Common stock, shares issued		196,949,801
Common stock, shares outstanding		196,949,801